UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-22080
                                                -------------

                  First Trust Active Dividend Income Fund
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:   November 30
                                            --------------

                 Date of reporting period:  February 28, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


First Trust Active Dividend Income Fund
Portfolio of Investments (a)
February 28, 2009 (Unaudited)


      SHARES    DESCRIPTION                                     VALUE
------------    ---------------------------------------------   ---------------
COMMON STOCKS - 80.7%
                AEROSPACE & DEFENSE - 1.1%
      10,000    Honeywell International, Inc.                   $     268,300
      10,000    United Technologies Corp.                             408,300
                                                                -------------
                                                                      676,600
                                                                -------------
                BEVERAGES - 5.0%
      35,000    Coca-Cola (The) Co.                                 1,429,750
       5,000    Pepsi Bottling Group (The), Inc.                       92,500
      30,000    PepsiCo, Inc.                                       1,444,200
                                                                -------------
                                                                    2,966,450
                                                                -------------
                BIOTECHNOLOGY - 0.4%
       5,000    Amgen, Inc. (b)                                       244,650
                                                                -------------
                CAPITAL MARKETS - 6.5%
      18,000    Goldman Sachs Group (The), Inc.                     1,639,440
      50,000    Morgan Stanley                                        977,000
     100,000    Schwab (Charles) Corp.                              1,271,000
                                                                -------------
                                                                    3,887,440
                                                                -------------
                COMMERCIAL SERVICES & SUPPLIES - 0.9%
      20,000    Waste Management, Inc.                                540,000
                                                                -------------
                COMMUNICATIONS EQUIPMENT - 4.9%
      33,000    Cisco Systems, Inc.                                   480,810
      20,000    Nokia Corp. - ADR                                     187,200
      50,000    QUALCOMM, Inc.                                      1,671,500
      15,000    Research In Motion Ltd. (b)                           599,100
                                                                -------------
                                                                    2,938,610
                                                                -------------
                COMPUTERS & PERIPHERALS - 0.9%
       6,000    International Business Machines Corp.                 552,180
                                                                -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 7.1%
      60,000    AT&T, Inc.                                          1,426,200
      15,000    Deutsche Telekom AG - ADR                             179,850
       7,000    Frontier Communications Corp.                          50,400
      48,000    Verizon Communications, Inc.                        1,369,440
     160,000    Windstream Corp.                                    1,193,600
                                                                -------------
                                                                    4,219,490
                                                                -------------
                ELECTRIC UTILITIES - 3.1%
      70,000    Duke Energy Corp.                                     942,900
      60,000    Pepco Holdings, Inc.                                  900,000
                                                                -------------
                                                                    1,842,900
                                                                -------------
                ENERGY EQUIPMENT & SERVICES - 1.4%
      10,000    Halliburton Co.                                       163,100
      20,000    Tidewater, Inc.                                       706,400
                                                                -------------
                                                                      869,500
                                                                -------------
                FOOD & STAPLES RETAILING - 2.5%
      30,000    Wal-Mart Stores, Inc.                               1,477,200
                                                                -------------
                FOOD PRODUCTS - 1.7%
      15,000    H.J. Heinz Co.                                        490,050
       3,000    Kraft Foods, Inc., Class A                             68,340
      25,000    Unilever N.V.                                         477,750
                                                                -------------
                                                                    1,036,140
                                                                -------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
       5,000    Baxter International, Inc.                            254,550
       5,000    Becton, Dickinson and Co.                             309,450
                                                                -------------
                                                                      564,000
                                                                -------------
                HOTELS, RESTAURANTS & LEISURE - 3.9%
      45,000    McDonald's Corp.                                    2,351,250
                                                                -------------


             See Notes to Quarterly Portfolio of Investments

First Trust Active Dividend Income Fund
Portfolio of Investments - (Continued) (a)
February 28, 2009 (Unaudited)


      SHARES    DESCRIPTION                                     VALUE
------------    ---------------------------------------------   ---------------
COMMON STOCKS - (Continued)
                INSURANCE - 3.1%
      38,000    Travelers (The) Cos., Inc.                      $  1,373,700
     140,000    XL Capital Ltd., Class A                             463,400
                                                                -------------
                                                                   1,837,100
                                                                -------------
                INTERNET SOFTWARE & SERVICES - 0.8%
       1,500    Google, Inc., Class A (b)                            506,985
                                                                -------------
                MACHINERY - 0.3%
      15,000    Briggs & Stratton Corp.                              182,700
                                                                -------------
                MEDIA - 0.3%
      15,000    Regal Entertainment Group, Class A                   153,600
                                                                -------------
                METALS & MINING - 3.7%
      45,000    BHP Billiton Ltd. - ADR                            1,638,900
      40,000    Southern Copper Corp.                                548,400
                                                                -------------
                                                                   2,187,300
                                                                -------------
                MULTI-UTILITIES - 3.1%
      30,000    Dominion Resources, Inc.                             905,400
      35,000    Public Service Enterprise Group                      955,150
                                                                -------------
                                                                   1,860,550
                                                                -------------
                OIL, GAS & CONSUMABLE FUELS - 12.3%
      24,000    Anadarko Petroleum Corp.                             838,800
      40,000    BP Amoco PLC - ADR                                 1,534,400
       5,000    Chevron Corp.                                        303,550
      45,000    ConocoPhillips                                     1,680,750
      30,000    Kinder Morgan Energy Partners, L.P.                1,383,300
       3,000    Nordic American Tanker Shipping Ltd.                 765,900
      80,000    Penn West Energy Trust                               706,400
       2,000    TOTAL S.A. - ADR                                      94,400
                                                                -------------
                                                                   7,307,500
                                                                -------------
                PHARMACEUTICALS - 3.0%
      30,000    Bristol-Myers Squibb Co.                             552,300
       5,000    Johnson & Johnson                                    250,000
      40,000    Merck & Co., Inc.                                    968,000
                                                                -------------
                                                                   1,770,300
                                                                -------------
                REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.1%
     175,000    Annaly Capital Management, Inc.                    2,432,500
                                                                -------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
      35,000    Analog Devices, Inc.                                 652,400
      50,000    Intel Corp.                                          637,000
                                                                -------------
                                                                   1,289,400
                                                                -------------
                SOFTWARE - 1.9%
      70,000    Microsoft Corp.                                    1,130,500
                                                                -------------
                SPECIALTY RETAIL - 2.3%
      65,000    Home Depot (The), Inc.                             1,357,850
                                                                -------------
                TOBACCO - 3.3%
      25,000    Philip Morris International, Inc.                    836,750
      33,000    Reynolds American, Inc.                            1,108,140
                                                                -------------
                                                                   1,944,890
                                                                -------------

                TOTAL COMMON STOCKS - 80.7%                       48,127,585
                (Cost $52,808,581)                              -------------


             See Notes to Quarterly Portfolio of Investments

First Trust Active Dividend Income Fund
Portfolio of Investments - (Continued) (a)
February 28, 2009 (Unaudited)


      SHARES    DESCRIPTION                                     VALUE
------------    ---------------------------------------------   ---------------
INVESTMENT COMPANIES - 4.8%
                ASSET MANAGEMENT & CUSTODY BANKS
      10,000    iShares MSCI Brazil Index Fund                  $     342,800
       4,000    iShares MSCI Japan Index Fund                          29,480
      45,000    iShares FTSE/Xinhua China 25 Index Fund             1,093,950
      20,000    ProShares Ultra S&P500                                347,600
       7,500    ProShares Ultra QQQ                                   169,275
      18,000    ProShares UltraShort 20+ Year Treasury                867,060
                                                                -------------
                TOTAL INVESTMENT COMPANIES                          2,850,165
                (Cost $3,049,417)                               -------------


SHORT-TERM INVESTMENTS - 5.4%
                ASSET MANAGEMENT & CUSTODY BANKS
   3,243,573    JP Morgan U.S. Government Money Market Fund         3,243,573
                (Cost $3,243,573)                               -------------


                TOTAL INVESTMENTS - 90.9%                          54,221,323
                (Cost $59,101,571) (c)

                NET OTHER ASSETS AND LIABILITIES - 9.1%             5,407,831
                                                                -------------
                NET ASSETS - 100.0%                             $  59,629,154
                                                                =============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)  Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $73,676 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,953,924.

ADR - American Depositary Receipt


SECURITY VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


 Valuation of Inputs                                 Investments
 ----------------------------------------------   -------------------
 Level 1 - Quoted Prices                                 $54,221,323
 Level 2 - Other Significant Observable Inputs                     -
 Level 3 - Significant Unobservable Inputs                         -
                                                  -------------------
 Total                                                   $54,221,323
                                                  ===================


             See Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

                 First Trust Active Dividend Income Fund
                      February 28, 2009 (Unaudited)

                  1. Valuation and Investment Practices

A. Portfolio Valuation:
The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the
Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described as follows:

o  Level 1 - quoted prices in active markets for identical securities
o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2009 is included with the Fund's Portfolio of Investments.

B. Securities Transactions:
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             --------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  April 27, 2009
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  April 27, 2009
     -----------------------------


* Print the name and title of each signing officer under his or her signature.